BALANCE SHEET COMPONENTS - Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred costs with suppliers	$ 13,744	$ 6,204
Prepaid expenses	3,137	698
Utility program deposits	353	891
Due from related parties	213	123
Other	1,194	4
Total other current assets	$ 18,641	$ 7,920